Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2021, 2020 and 2019, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2021
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(3,942,131)		(3,040)
	386,169,425	Ps.	297,782

	December 31, 2020
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
	390,111,556	Ps.	300,822

	December 31, 2019
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(2,470,158)		(1,905)
	391,300,815	Ps.	301,739

b.	At the Ordinary Shareholders’ Meetings held on April 21, 2021, July 7, 2020, and April 29, 2019, the results for the years ended December 31, 2020, 2019 and 2018, respectively, were approved.

c.	During 2021, 2020 and 2019, 3,942,131, 1,189,250 and 2,145,651 shares were repurchased, respectively, for amount of Ps.474,852, Ps.150,000 and Ps.244,201, respectively. As of December 31, 2021, 2020, and 2019, the market price per share was Ps. 137.51, Ps.128.39 and Ps. 141.83, respectively.

d.	At the Ordinary General Shareholders' Meeting held on June 11, 2021, the shareholders approved to carry out the issuance of 49,766,000 (forty-nine million seven hundred sixty-six thousand) unsubscribed and unpaid Series B Shares to be kept in the treasury of the Company, exclusively to cover the possible conversion of the Series BB Shares owned by SETA into Series B shares, in case of default under certain financing agreements to which SETA and Aerodrome are parties. Neither such issuance nor its potential conversion will result in any dilution to GACN's shareholders.

e.	The number of shares does not reflect unsubscribed and unpaid shares held in treasury.

f.	Pursuant to the resolutions adopted at the Annual Ordinary Stockholders' Meeting held on April 21, 2021, the Board of Directors determined the payment of a dividend in the amount of Ps.2,000,000 to be paid in a single installment at the rate of 5.126738671 pesos per share. The payment date was December 14, 2021, upon delivery of coupon number 3.

g.	At the Ordinary General Shareholders' Meeting held on July 7, 2020, the shareholders approved the following:

●	It was approved to increase the reserve for the repurchase of the Company’s shares to Ps.1,500,000, for which the total amount used for the repurchase of shares during 2019 was transferred, as well as the amount used from January 1, 2020, to the date of the Meeting. Likewise, it was approved to exercise up to said amount, in the period between the date of this Meeting and the date of the Meeting that approves the results of the 2020 fiscal year.

●	The cancellation of 3,659,417 repurchased Series B shares for a notional value of Ps.2,822 held in the Company's treasury was approved.

●	The decrease of the fixed portion of the Company’s capital stock to Ps.300,822, representing a total of 390,111,556 common shares, of which 49,766,000 shares correspond to Series BB and 340,345,556 correspond to Series B shares.

h.	At the Ordinary General Shareholders' Meeting held on April 29, 2019, the shareholders approved the following:

●	The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.0633 per share (the amount effectively paid was Ps.1,598,680), corresponding to the shares outstanding less the repurchased treasury stock at the payment date (May 31, 2019).

●	It was approved to increase the share repurchase reserve to Ps.1,500,000, for which Ps.33,984 of retain earnings are transferred to the reserve.

i.	Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

j.	Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved and must be replenished if it is reduced for any reason. As of December 31, 2021, 2020 and 2019, it amounts to $60,729.